Segmented Financial Information - Information By Reportable Segment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue, net of royalties
Petroleum and natural gas sales	$ 4,208,955	$ 3,382,621
Royalties	(880,086)	(669,792)
Revenue, net of royalties	3,328,869	2,712,829
Expenses
Operating	653,949	570,839
Transportation	133,142	89,306
Blending and other	263,943	224,802
General and administrative	81,746	69,789
Transaction costs	1,539	49,045
Exploration and evaluation	779	8,896
Depletion and depreciation	1,385,910	1,047,904
Impairment loss	0	833,662
Share-based compensation	0	16,237
Financing and interest	268,374	192,173
Financial derivatives gain	(2,101)	(24,695)
Foreign exchange loss (gain)	155,895	(10,848)
(Gain) loss on dispositions	1,220	141,295
Total expenses	2,955,579	3,229,411
Net income (loss) before income taxes	373,290	(516,582)
Income tax expense (recovery)
Current income tax expense	21,766	14,403
Deferred income tax expense (recovery)	114,927	(297,629)
Income tax expense (recovery)	136,693	(283,226)
Net income (loss)	236,597	(233,356)
Additions to oil and gas properties	1,256,633	1,012,787
Corporate acquisition, net of cash acquired	0	662,579
Property acquisitions	52,415	38,914
Proceeds from dispositions	(46,495)	(160,256)
Operating segments
Expenses
Transaction costs	1,539	49,045
Operating segments | Canada
Revenue, net of royalties
Petroleum and natural gas sales	1,874,046	1,729,021
Royalties	(261,205)	(213,148)
Revenue, net of royalties	1,612,841	1,515,873
Expenses
Operating	336,069	368,605
Transportation	84,211	64,325
Blending and other	263,943	224,802
General and administrative	0	0
Transaction costs	0	0
Exploration and evaluation	779	8,896
Depletion and depreciation	473,792	484,232
Impairment loss	0	184,000
Share-based compensation	0	0
Financing and interest	0	0
Financial derivatives gain	0	0
Foreign exchange loss (gain)	0	0
(Gain) loss on dispositions	(4,134)	141,295
Other (income) expense	0	(1,271)
Total expenses	1,154,660	1,474,884
Net income (loss) before income taxes	458,181	40,989
Income tax expense (recovery)
Net income (loss)	458,181	40,989
Additions to oil and gas properties	489,486	463,198
Corporate acquisition, net of cash acquired	0	0
Property acquisitions	48,889	20,023
Proceeds from dispositions	(41,149)	(160,256)
Operating segments | U.S.
Revenue, net of royalties
Petroleum and natural gas sales	2,334,909	1,653,600
Royalties	(618,881)	(456,644)
Revenue, net of royalties	1,716,028	1,196,956
Expenses
Operating	317,880	202,234
Transportation	48,931	24,981
Blending and other	0	0
General and administrative	0	0
Transaction costs	0	0
Exploration and evaluation	0	0
Depletion and depreciation	898,271	555,548
Impairment loss	0	649,662
Share-based compensation	0	0
Financing and interest	0	0
Financial derivatives gain	0	0
Foreign exchange loss (gain)	0	0
(Gain) loss on dispositions	5,354	0
Other (income) expense	0	0
Total expenses	1,270,436	1,432,425
Net income (loss) before income taxes	445,592	(235,469)
Income tax expense (recovery)
Net income (loss)	445,592	(235,469)
Additions to oil and gas properties	767,147	549,589
Corporate acquisition, net of cash acquired	0	662,579
Property acquisitions	3,526	18,891
Proceeds from dispositions	(5,346)	0
Operating segments | Corporate
Revenue, net of royalties
Petroleum and natural gas sales	0	0
Royalties	0	0
Revenue, net of royalties	0	0
Expenses
Operating	0	0
Transportation	0	0
Blending and other	0	0
General and administrative	81,746	69,789
Exploration and evaluation	0	0
Depletion and depreciation	13,847	8,124
Impairment loss	0	0
Share-based compensation	17,872	37,699
Financing and interest	268,374	192,173
Financial derivatives gain	(2,101)	(24,695)
Foreign exchange loss (gain)	155,895	(10,848)
(Gain) loss on dispositions	0	0
Other (income) expense	(6,689)	815
Total expenses	530,483	322,102
Net income (loss) before income taxes	(530,483)	(322,102)
Income tax expense (recovery)
Net income (loss)	(530,483)	(322,102)
Additions to oil and gas properties	0	0
Corporate acquisition, net of cash acquired	0	0
Property acquisitions	0	0
Proceeds from dispositions	0	0
Operating segments | Consolidated
Revenue, net of royalties
Petroleum and natural gas sales	4,208,955	3,382,621
Royalties	(880,086)	(669,792)
Revenue, net of royalties	3,328,869	2,712,829
Expenses
Operating	653,949	570,839
Transportation	133,142	89,306
Blending and other	263,943	224,802
General and administrative	81,746	69,789
Exploration and evaluation	779	8,896
Depletion and depreciation	1,385,910	1,047,904
Impairment loss	0	833,662
Share-based compensation	17,872	37,699
Financing and interest	268,374	192,173
Financial derivatives gain	(2,101)	(24,695)
Foreign exchange loss (gain)	155,895	(10,848)
(Gain) loss on dispositions	1,220	141,295
Other (income) expense	(6,689)	(456)
Total expenses	2,955,579	3,229,411
Net income (loss) before income taxes	373,290	(516,582)
Income tax expense (recovery)
Current income tax expense	21,766	14,403
Deferred income tax expense (recovery)	114,927	(297,629)
Income tax expense (recovery)	136,693	(283,226)
Net income (loss)	236,597	(233,356)
Additions to oil and gas properties	1,256,633	1,012,787
Corporate acquisition, net of cash acquired	0	662,579
Property acquisitions	52,415	38,914
Proceeds from dispositions	$ (46,495)	$ (160,256)